SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 23 – SEGMENT INFORMATION

Commencing 2017, the Company has two segments, Commercial Operations and Research & Development. In line with the reporting to the Chief Executive Officer, the performance of these segments is reviewed at revenues, gross profit and operating expenses levels. The Commercial Operations segment covers all areas relating to the commercial sales and operating expenses directly related to that activity and is being performed by the Company’s U.S. subsidiary. The Research and Development segment includes all activities related to the research and development of therapeutic candidates and is being performed by the Company. There is no segmentation of the Statements of Financial Position. Charges such as depreciation, impairment and other non-cash expenses are charged to the relevant segment.

a.   Segment information

	Year Ended December 31,			Year Ended December 31,
	2018			2017
December 31, 2018:	Commercial Operations	Research and Development	Consolidated	Commercial Operations	Research and Development	Consolidated
	U.S. dollars in thousands			U.S. dollars in thousands
Net revenues	8,360	—	8,360	4,007	—	4,007
Cost of revenues	2,837	—	2,837	2,126	—	2,126
Gross profit	5,523	—	5,523	1,881	—	1,881
Research and development expenses, net	—	24,862	24,862	—	32,969	32,969
Selling, marketing and business development expenses	11,329	1,157	12,486	10,520	1,494	12,014
General and administrative expenses	2,795	4,711	7,506	2,680	5,345	8,025
Other expenses	—	—	—	—	845	845
Operating loss	8,601	30,730	39,331	11,319	40,653	51,972

b.   Major customers

The percentages of total net revenues for the year ended December 31, 2018 and the year ended December 31, 2017 from one customer were 46% and 59%, respectively and from another customer were 42% and 19% respectively. The Company’s revenues were entirely in the U.S. and the payment terms for all customers are 30 to 60 days.